Goodwill and Intangible Assets - Goodwill Balance (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020	Feb. 03, 2019
Goodwill:
Gross Goodwill	$ 1,515.4	$ 1,452.7	$ 1,362.3
Accumulated Impairment	0.0	0.0	0.0
Net Goodwill	$ 1,515.4	$ 1,452.7	$ 1,362.3	$ 1,307.1